Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 5,905,797
Ending balance	5,707,019	$ 5,905,797
Impairment reversal	8,611	156,717	[1]
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,600,197
Ending balance	3,628,121	3,600,197
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	307,169
Ending balance	283,416	307,169
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,437,939
Ending balance	2,383,262	2,437,939
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	103,789
Ending balance	95,583	103,789
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	166,723
Ending balance	155,865	166,723
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	219,785
Ending balance	215,852	219,785
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	364,792
Ending balance	494,143	364,792
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,044,913	4,681,811
Additions (Reductions)	138,515	363,102
Disposal	(354,458)
Ending balance	4,828,970	5,044,913
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Additions (Reductions)	0	0
Disposal	0
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	136,058
Additions (Reductions)	0	4,000
Disposal	0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	761,334	402,232
Additions (Reductions)	138,515	359,102
Disposal	(354,458)
Ending balance	545,391	761,334
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,444,716)	(1,331,844)
Disposal	348,265
Ending balance	(1,200,849)	(1,444,716)
Depletion	(102,679)	(112,872)
Impairment reversal	(1,719)	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(316,695)	(302,848)
Disposal	0
Ending balance	(340,448)	(316,695)
Depletion	(23,753)	(13,847)
Impairment reversal	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(621,937)	(550,532)
Disposal	0
Ending balance	(676,614)	(621,937)
Depletion	(54,677)	(71,405)
Impairment reversal	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(36,269)	(30,489)
Disposal	0
Ending balance	(44,475)	(36,269)
Depletion	(8,206)	(5,780)
Impairment reversal	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(53,706)	(38,227)
Disposal	0
Ending balance	(64,564)	(53,706)
Depletion	(10,858)	(15,479)
Impairment reversal	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(19,567)	(15,042)
Disposal	0
Ending balance	(23,500)	(19,567)
Depletion	(3,933)	(4,525)
Impairment reversal	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(396,542)	(394,706)
Disposal	348,265
Ending balance	(51,248)	(396,542)
Depletion	(1,252)	(1,836)
Impairment reversal	(1,719)	0
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,701,149
Ending balance	1,485,085	1,701,149
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	322,018
Ending balance	293,674	322,018
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	580,052
Ending balance	545,368	580,052
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	205,884
Ending balance	192,947	205,884
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	593,195
Ending balance	453,096	593,195
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,166,891	3,009,145
Additions (Reductions)	4,519	157,746
Disposal	(425,294)
Ending balance	2,746,116	3,166,891
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Disposal	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,438,974	1,281,228
Additions (Reductions)	4,519	157,746
Disposal	(425,294)
Ending balance	1,018,199	1,438,974
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,465,742)	(1,339,620)
Disposal	306,986
Ending balance	(1,261,031)	(1,465,742)
Depletion	(112,605)	(126,122)
Impairment reversal	10,330	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(202,608)	(174,054)
Disposal	0
Ending balance	(230,952)	(202,608)
Depletion	(28,344)	(28,554)
Impairment reversal	0	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(320,291)	(273,409)
Disposal	0
Ending balance	(354,975)	(320,291)
Depletion	(34,684)	(46,882)
Impairment reversal	0	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(97,064)	(85,904)
Disposal	0
Ending balance	(110,001)	(97,064)
Depletion	(12,937)	(11,160)
Impairment reversal	0	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(845,779)	(806,253)
Disposal	306,986
Ending balance	(565,103)	(845,779)
Depletion	(36,640)	(39,526)
Impairment reversal	10,330	0
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	232,830
Ending balance	226,812	232,830
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	232,830
Ending balance	226,812	232,830
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal	0
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(30,891)	(22,332)
Disposal	0
Ending balance	(36,909)	(30,891)
Depletion	(6,018)	(8,559)
Impairment reversal	0	0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	371,621
Ending balance	357,573	371,621
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(21,801)	(165,912)
Disposal	0
Ending balance	(35,849)	(21,801)
Depletion	(14,048)	(12,606)
Impairment reversal	0	156,717
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,905,797
Ending balance	5,707,019	5,905,797
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,868,947	8,348,099
Additions (Reductions)	152,462	520,848
Disposal	(779,752)
Ending balance	8,241,657	8,868,947
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,963,150)	(2,859,708)
Disposal	655,251
Ending balance	(2,534,638)	(2,963,150)
Depletion	(235,350)	(260,159)
Impairment reversal	8,611	156,717
Platinum Interest Marathon [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	9,428
Platinum Interest Marathon [Member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Additions (Reductions)	9,428
Disposal	0
Ending balance	9,428	0
Platinum Interest Marathon [Member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Disposal	0
Ending balance	0	$ 0
Depletion	0
Impairment reversal	$ 0

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.